Financial Instruments - Summary of Fair Values of Financial Instruments of Bank Using Valuation Methods and Assumption (Detail) - CAD ($) $ in Millions		Jul. 31, 2025	Apr. 30, 2025	Oct. 31, 2024
Assets:
Cash and deposits with financial institutions	[1]	$ 69,701	$ 63,577	$ 63,860
Trading assets		136,485	128,987	129,727
Securities purchased under resale agreements and securities borrowed		185,360	192,632	200,543
Derivative financial instruments		43,801	47,937	44,379
Customers' liability under acceptances		133	189	148
Liabilities:
Deposits	[2]	946,842	945,843	943,849
Financial instruments designated at fair value through profit or loss		43,536	39,127	36,341
Acceptances		134	190	149
Obligations related to securities sold short		34,675	36,543	35,042
Derivative financial instruments		52,916	61,933	51,260
Obligations related to securities sold under repurchase agreements and securities lent		182,223	177,987	190,449
Subordinated debentures		7,604	7,891	7,833
Gross carrying amount [member]
Assets:
Cash and deposits with financial institutions		69,701	63,577	63,860
Trading assets		136,485	128,987	129,727
Securities purchased under resale agreements and securities borrowed		185,360	192,632	200,543
Derivative financial instruments		43,801	47,937	44,379
Investment securities – FVOCI and FVTPL		124,228	127,837	123,420
Investment securities – amortized cost		24,923	26,454	29,412
Loans		761,560	756,372	760,829
Customers' liability under acceptances		133	189	148
Other financial assets		25,164	28,441	22,467
Liabilities:
Deposits		946,842	945,843	943,849
Financial instruments designated at fair value through profit or loss		43,536	39,127	36,341
Acceptances		134	190	149
Obligations related to securities sold short		34,675	36,543	35,042
Derivative financial instruments		52,916	61,933	51,260
Obligations related to securities sold under repurchase agreements and securities lent		182,223	177,987	190,449
Subordinated debentures		7,604	7,891	7,833
Other financial liabilities		52,075	49,560	53,387
At fair value [member]
Assets:
Cash and deposits with financial institutions		69,701	63,577	63,860
Trading assets		136,485	128,987	129,727
Securities purchased under resale agreements and securities borrowed		185,360	192,632	200,543
Derivative financial instruments		43,801	47,937	44,379
Investment securities – FVOCI and FVTPL		124,228	127,837	123,420
Investment securities – amortized cost		24,100	25,744	28,422
Loans		760,294	753,808	757,825
Customers' liability under acceptances		133	189	148
Other financial assets		25,164	28,441	22,467
Liabilities:
Deposits		945,377	945,024	941,290
Financial instruments designated at fair value through profit or loss		43,536	39,127	36,341
Acceptances		134	190	149
Obligations related to securities sold short		34,675	36,543	35,042
Derivative financial instruments		52,916	61,933	51,260
Obligations related to securities sold under repurchase agreements and securities lent		182,223	177,987	190,449
Subordinated debentures		7,683	7,832	7,814
Other financial liabilities		$ 51,924	$ 49,414	$ 53,342

[1]	Net of allowances of $3 (April 30, 2025 – $3; October 31, 2024 – $3).
[2]	Deposits denominated in U.S. dollars amount to $284,432 (April 30, 2025 – $293,366 ; October 31, 2024 – $295,316), deposits denominated in Chilean pesos amount to $19,406 (April 30, 2025 – $20,184; October 31, 2024 – $19,271), deposits denominated in Mexican pesos amount to $35,379 (April 30, 2025 – $33,975; October 31, 2024 – $34,416) and deposits denominated in other foreign currencies amount to $116,535 (April 30, 2025 – $114,253; October 31, 2024 – $109,683).